Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	R 4,319	R 3,607
Share-based payments expensed	754	712	R 244
Balance at end of year	R 5,073	R 4,319	R 3,607